Segment reporting (Details 4) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosures Of Geographical Areas [Line Items]
Revenues		₨ 245,879	₨ 214,391	₨ 189,722
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		50,499	43,986	36,252
United States Country [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		106,683	80,564	76,702
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		21,228	20,879	15,816
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues	[1]	₨ 67,469	₨ 68,962	₨ 60,952

[1]	Others include Germany, the United Kingdom, Ukraine, Romania, China, Canada and other countries across the world.